Organization and Principal Activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands										12 Months Ended
		Apr. 14, 2024 USD ($)	Apr. 14, 2020 USD ($)	Mar. 30, 2020 USD ($) shares	Mar. 26, 2020 USD ($)	Mar. 19, 2020 USD ($)	Feb. 28, 2020 USD ($)	Sep. 27, 2019 $ / shares shares	Dec. 18, 2017 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 09, 2024 $ / shares shares	Nov. 15, 2024 $ / shares shares	Nov. 13, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares	Nov. 10, 2022 $ / shares shares	Aug. 04, 2022 $ / shares	May 04, 2022 $ / shares	Dec. 31, 2021 shares	Sep. 01, 2021 $ / shares	May 21, 2021 $ / shares	Sep. 27, 2019 ¥ / shares shares
Organization and Principal Activities [Line Items]
Ordinary shares authorized										25,000,000	25,000,000				25,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.06					$ 0.06
Ordinary shares issued and outstanding percentage				100.00%
Ordinary shares issued										6,434,040	6,434,040				2,097,535
Ordinary shares outstanding										6,434,040	6,434,040				2,097,535
Exchange ratios										0.1519
Reverse recapitalization transaction, shares										48,391,607
Investors agreed to invest (in Dollars) | $					$ 6,000	$ 4,000	$ 6,000
Investment finance cost (in Dollars) | $				$ 12,000
Investment termination cost (in Dollars) | $		$ 4,000	$ 4,000
Net cash distribution (in Yuan Renminbi) | ¥											¥ 148,270
Meten International [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued				318,601,222
Ordinary shares outstanding				1,613,054
EdtechX [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued				1,971,505
Ordinary shares outstanding				65,717
Reverse recapitalization transaction, shares										318,601,222
Invested amount (in Dollars) | $										$ 20,000
Purchase of shares										2,000,000
Joint Stock Limited Liability Company [Member]
Organization and Principal Activities [Line Items]
Converted shares issued									30,000,000
Converted amount (in Yuan Renminbi) | ¥									¥ 1
Richard Fear [Member]
Organization and Principal Activities [Line Items]
Share issue to the director								1		1
Purchase price per share (in Yuan Renminbi per share) | ¥ / shares																							¥ 0.0001
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares authorized								500,000,000		500,000,000	500,000,000												500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001		$ 0.06		$ 0.06	$ 0.06	$ 0.06			$ 0.003	$ 0.0001	$ 0.003		$ 0.0001	$ 0.0001
Purchase price per share (in Yuan Renminbi per share) | $ / shares												$ 8
Ordinary shares issued												880,000	120,372	727,425	2,097,535		3,532,841
Ordinary shares outstanding	[1]									6,434,040	6,434,040				2,097,535	1,044,009				568,572

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 13